Regulatory Matters (Capital Adequacy Ratios of MHFG MHBK and MHTB) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 3,314	¥ 3,361
Actual		6,769	6,566
Tier 1 capital:
Required	[1]	4,238	4,299
Actual		7,983	7,905
Total risk-based capital:
Required	[1]	5,471	5,550
Actual		¥ 9,768	¥ 9,639
Common Equity Tier 1 capital:
Required	[1]	5.375%	5.375%
Actual		10.98%	10.50%
Tier 1 capital:
Required	[1]	6.875%	6.875%
Actual		12.94%	12.64%
Total risk-based capital:
Required	[1]	8.875%	8.875%
Actual		15.84%	15.41%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,532	¥ 2,555
Actual		6,202	6,142
Tier 1 capital:
Required		3,376	3,406
Actual		7,440	7,244
Total risk-based capital:
Required		4,501	4,542
Actual		¥ 9,012	¥ 8,780
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		11.02%	10.81%
Tier 1 capital:
Required		6.00%	6.00%
Actual		13.22%	12.75%
Total risk-based capital:
Required		8.00%	8.00%
Actual		16.01%	15.46%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,431	¥ 2,489
Actual		5,977	5,892
Tier 1 capital:
Required		3,242	3,318
Actual		7,239	7,004
Total risk-based capital:
Required		4,323	4,424
Actual		¥ 8,846	¥ 8,576
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		11.06%	10.65%
Tier 1 capital:
Required		6.00%	6.00%
Actual		13.39%	12.66%
Total risk-based capital:
Required		8.00%	8.00%
Actual		16.37%	15.50%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 108	¥ 109
Actual		452	440
Tier 1 capital:
Required		144	145
Actual		452	440
Total risk-based capital:
Required		192	193
Actual		¥ 479	¥ 472
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		18.80%	18.21%
Tier 1 capital:
Required		6.00%	6.00%
Actual		18.80%	18.21%
Total risk-based capital:
Required		8.00%	8.00%
Actual		19.95%	19.52%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 109	¥ 109
Actual		462	448
Tier 1 capital:
Required		145	145
Actual		462	448
Total risk-based capital:
Required		194	194
Actual		¥ 489	¥ 480
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		19.05%	18.52%
Tier 1 capital:
Required		6.00%	6.00%
Actual		19.05%	18.52%
Total risk-based capital:
Required		8.00%	8.00%
Actual		20.16%	19.80%

[1]	The required amounts and ratios as of March 31, 2016 and September 30, 2016 include those equivalent to a transition capital conservation buffer of 0.625% and transition additional loss absorbency requirements for a global systemically important bank ("G-SIB") and domestic systemically important bank ("D-SIB") of 0.25% and the sum of the risk weighted assets and each such ratio.